DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR NON-CURRENT ASSETS
13.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment *	177,010	196,731	28,335
Prepayment for investment (note 4)	100,600	—	—
Deposit for operating license in BPMC	—	102,876	14,817
	277,610	299,607	43,152
Reserve for unrecoverable deposits	(26,552)	(30,860)	(4,444)
	251,058	268,747	38,708

*
The amount represents interest-free non-refundable partial payments to suppliers of medical equipment to be delivered to Group’s customers. The remaining contractual obligations associated with these purchase contracts are approximately RMB119,787 and RMB81,664 (US$11,762) as at December 31, 2015 and 2016 respectively, which are included in the amount disclosed as purchase commitments in note 27.